Offerings - Offering: 1	Jul. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-296919), filed on June 18, 2026, except with respect to unsold securities that have been previously registered.